PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2021
Short-Term Debt [Line Items]
Excess Stock, Shares Issued	148,428,343
Contract with Customer, Refund Liability			$ 302,637
Notes Payable, Current		$ 349,079
Stock Issued		40,000
Accounts payable and accrued expense	1,783,015	$ 1,299,866
Payments for Legal Settlements	480
Promissory Note [Member]
Short-Term Debt [Line Items]
Notes Payable	350,739
Stock Issued	50,569
Accounts payable and accrued expense	$ 50,569
Mycotopia Common Stocks [Member]
Short-Term Debt [Line Items]
Excess Stock, Shares Issued	1,007,500
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term		18 months
Debt Instrument, Description	The Notes were issued with an original issue discount (an “OID”) of 10%, and mature beginning April 2022 thru December 2023.
Debt Conversion, Converted Instrument, Shares Issued	141,635,524	37,818,154